Debt, 2nd CMBFL Facility (Details) $ in Thousands		12 Months Ended
	Nov. 23, 2021 USD ($)	Dec. 31, 2022 USD ($) Vessel Installment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt [Abstract]
Proceeds from sale of vessel		$ 71,714	$ 35,886	$ 310,016
Maximum ratio of debt to market value of fleet		75.00%
Minimum free liquidity per delivered vessel		$ 500
Minimum term of time charter assigned as security		12 months
2nd CMBFL Facility [Member]
Debt [Abstract]
Term of time charter		8 years
Number of payment installments | Installment		32
Frequency of periodic payment		quarterly
Installment payment		$ 675
Balloon installment payable at maturity		$ 32,403
Number of vessels sold | Vessel		2
Asset cover ratio		125.00%
Maximum ratio of debt to market value of fleet		75.00%
Minimum free liquidity per delivered vessel		$ 500
Minimum term of time charter assigned as security		12 months
2nd CMBFL Facility [Member] | M/T Julius Caesar [Member]
Debt [Abstract]
Proceeds from sale of vessel	$ 54,005
2nd CMBFL Facility [Member] | M/T Legio X Equestris [Member]
Debt [Abstract]
Proceeds from sale of vessel	$ 53,997
2nd CMBFL Facility [Member] | LIBOR [Member]
Debt [Abstract]
Term of variable rate		3 months
Basis spread on variable rate		2.60%
2nd CMBFL Facility [Member] | LIBOR [Member] | M/T Julius Caesar [Member]
Debt [Abstract]
Variable rate		4.08%
2nd CMBFL Facility [Member] | LIBOR [Member] | M/T Legio X Equestris [Member]
Debt [Abstract]
Variable rate		4.78%